Summary of Significant Accounting Policies - Summary of Property Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2021
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Laboratory equipment and software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	Shorter of remaining lease term or estimated useful life